Gains on Derivative Instruments and Other Financial Items, Net (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments
Gains on derivative instruments, net are comprised of the following:

(in thousands of $)	Six months ended June 30,
	2024	2023
Net interest income on undesignated interest rate swap (“IRS”) derivatives	4,555	3,750
Unrealized MTM adjustment for IRS derivatives	1,754	(1,453)
Gains on derivative instruments, net	6,309	2,297

Components of other financial items
Other financial items, net is comprised of the following:

(in thousands of $)	Six months ended June 30,
	2024	2023
Amortization of debt guarantees (1)	827	1,034
Foreign exchange gain/(loss) on operations	460	(1,427)
Financing arrangement fees and other related costs (2)	(3,768)	(799)
Others	(213)	(183)
Other financials items, net	(2,694)	(1,375)
(1) “Amortization of debt guarantees” relates to guarantee fees earned for the provision of (i) charter guarantees to Energos and (ii) debt guarantees for certain of CoolCo's outstanding sale and leaseback debts amounting to $159.6 million.
(2) Included within “Financing arrangement fees and other related costs” for the six months ended June 30, 2024 is $3.7 million financial charges incurred by the FLNG Hilli's lessor VIE.